INVESTMENT IN ASSOCIATES (Details) - Schedule of Consolidated Financial Statements - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
New Pacific Metals Corp ("NUAG") [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	$ 37,075	$ 48,511
Non-current assets	88,171	78,164
Total assets	125,246	126,675
Current liabilities	2,353	811
Total liabilities	2,353	811
Net assets	122,893	125,864
Non-controlling interests	(24)	(50)
Total equity attributable to equity holders of NUAG	122,917	125,914
Company’s share of net assets of associate	34,670	35,932
Whitehorse Gold Corp WHG [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Consolidated Financial Statements [Line Items]
Current assets	3,068	823
Non-current assets	19,159	10,862
Total assets	22,227	11,685
Current liabilities	575	237
Long-term liabilities	5
Total liabilities	580	237
Net assets	21,647	11,448
Company’s share of net assets of associate	$ 6,341	$ 3,090